Other Debt Securities - Summary of Other Debt Securities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	$ 137,911,993	$ 510,230,657
Total Other debt securities measured at cost amortized	599,259,838	46,832,279
Total Other debt securities	737,171,831	557,062,936
Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	7,431,312	8,005,927
Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	130,480,681	243,206,773
Total Other debt securities measured at cost amortized	49,442,214	46,317,735
Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		259,017,957
Total Other debt securities measured at cost amortized	536,365,116
Central Bank of Argentina Notes [Member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	12,105,932
Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	1,346,576	514,544
Other Government securities | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	460,401	216,097,027
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-04-2022 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		41,921,012
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-27-2022 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		36,776,261
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-18-2022 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		36,305,152
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-11-2022 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		34,527,730
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-13-2022 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		34,092,263
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-25-2022 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		32,241,669
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-06-2022 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		30,950,258
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-20-2022 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		12,203,612
US Treasury Bill – Maturity: 01-20-2022 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		8,005,927
Debt Securities in Financial Trusts Secubono Series 209 Class A - Maturity: 05-30-2022 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		60,149
Treasury bills of Province of Neuquén Series 4 Class 1 in pesos - Maturity: 02-28-2022 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		89,310
Treasury bills of Province of Río Negro Series 2 Class 1 - Maturity: 06-15-2022 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		377,074
Debt securities of Province of Río Negro in pesos - Maturity: 04-12-2022 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		425,779
Treasury bills of Province of Neuquén Series 1 Class 1 - Maturity: 04-07-2022 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		607,203
Other private securities [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		210,017
Corporate Bonds YPF SA Class 043 - Maturity: 10-21-2023 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	34,863	108,511
US Treasury Bill – Maturity: 01-10-2023 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	3,894,153
US Treasury Bill – Maturity: 01-17-2023 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	2,652,942
US Treasury Bill – Maturity: 01-19-2023 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	884,217
Corporate Bonds Vista Energy Argentina SAU Class 13 - Maturity: 08-08-2024 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	521,919
Corporate Bonds Vista Oil & Gas Argentina SAU Class 15 - Maturity: 01-20-2025 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	481,671
Debt Securities in Financial Trusts Confibono Series 65 Class A - Maturity: 07-20-2023 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	116,483
Debt Securities in Financial Trusts Secubono Series 221 Class A - Maturity: 07-28-2023 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	90,941
Debt Securities in Financial Trusts Secubono Series 222 Class A - Maturity: 08-28-2023 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	75,880
Debt Securities in Financial Trusts Secubono Series 219 Class A - Maturity: 04-28-2023 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	24,819
Debt Securities in Financial Trusts Red Surcos Series 020 Class A - Maturity: 07-15-2022 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		83,953
Corporate Bonds Banco Santander Rio SA Class 021 - Maturity: 01-26-2022 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		51,914
Liquidity Letters of Central Bank of Argentina In Pesos Maturity: 01-03-2023 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	62,250,767
Liquidity Letters of Central Bank of Argentina in Pesos Maturity: 01-24-2023 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	62,080,786
Liquidity Letters of Central Bank of Argentina in Pesos Maturity: 01-05-2023 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	62,003,011
Liquidity Letters of Central Bank of Argentina in Pesos Maturity: 01-26-2023 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	61,833,224
Liquidity Letters of Central Bank of Argentina in Pesos Maturity: 01-10-2023 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	61,386,248
Liquidity Letters of Central Bank of Argentina in Pesos Maturity: 01-12-2023 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	61,141,456
Liquidity Letters of Central Bank of Argentina in Pesos Maturity: 01-17-2023 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	60,533,736
Liquidity Letters of Central Bank of Argentina in Pesos Maturity: 01-19-2023 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	60,292,343
Internal Letters of BCRA Exchange Rate of Reference to Rate 0 Maturity: 09-20-2023 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	3,796,524
Internal Letters of BCRA Exchange Rate of Reference to Rate 0 Maturity: 09-22-2023 | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	3,660,475
Other Central Bank of Argentina Bills [Member] | Central Bank of Argentina Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	37,386,546
Liquidity Notes of Central Bank of Argentina in Pesos Maturity: 01-04-2023 | Central Bank of Argentina Notes [Member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	12,105,932
Bonds of treasury of federal government in pesos - Maturity: 05-23-2027 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	40,161,419
Bonds of treasury of federal government in pesos Badlar x 0.7 - Maturity: 11-23-2027 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	8,374,568
Debt Securities of Province of Rio Negro In Pesos Maturity: 04-12-2023 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	200,333
Treasury Bills of Province of Rio Negro Series2 Cin Pesos Maturity: 06-15-2023 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	198,999
Bonds of treasury of federal government in pesos at 22% - Maturity: 05-21-2022 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		44,300,564
Discount Bonds Denominated in Pesos Maturity12-31-2033 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	506,895	517,805
Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities	137,911,993	283,454,369
Level 1 [member] | Letters of National Estate in pesos adjusted by CER at discount - Maturity: 02-17-2023 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	44,938,818
Level 1 [member] | Bonds of treasury of federal government in pesos adjusted by CER - Maturity: 03-25-2023 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	34,466,456	20,285,891
Level 1 [member] | Letters of National Estate in pesos adjusted by CER at discount - Maturity: 01-20-2023 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	13,323,179
Level 1 [member] | Letters of National treasury in pesos at discount - Maturity: 02-28-2023 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	11,626,524
Level 1 [member] | Letters of National treasury in pesos at discount - Maturity: 03-31-2023 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	10,732,116
Level 1 [member] | Bonds of treasury of federal government in pesos adjusted by CER - Maturity: 08-13-2023 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	8,802,301	6,030,797
Level 1 [member] | Bonds of treasury of federal government in pesos adjusted by CER - Maturity: 05-19-2023 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	2,849,299
Level 1 [member] | Letters of National Estate in pesos at discount - Maturity: 04-28-2023 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	1,406,688
Level 1 [member] | Bonds of treasury of federal government in pesos adjusted by CER - Maturity: 03-06-2023 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	1,354,629
Level 1 [member] | Bonds of federal government in dollars Step up - Maturity: 07-09-2030 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	$ 520,270	$ 793,058